Investment Securities - Summary of Sales of Debt Securities (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Abstract]
Proceeds		$ 513	$ 0	$ 11,371	$ 5,706
Gross gains		13		127	221
Gross losses		0		(53)	(111)
Net gain	$ 0	$ 13	$ 0	$ 74	$ 110